CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Equity-based compensation expense	$ 2,097	$ 108
Depreciation and amortization - Proppant management system rental	3,748	2,418
Depreciation and amortization - Proppant management system services	283	111
Depreciation and amortization - Selling, general and administrative	$ 245	$ 210